Supplemental Data (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Data
Investments in Equity Companies	$ 314	$ 306
Retained Earnings, Undistributed Earnings from Equity Method Investees	1,200
Property, Plant and Equipment, Net	6,284	6,605
Depreciation	641	627	$ 617
Supplier Finance Program, Obligation	1,004	960
Discontinued Operations
Supplemental Data
Supplier Finance Program, Obligation	$ 185	190
Minimum
Supplemental Data
Supplier Finance Program, Payment Timing, Period	75 days
Maximum
Supplemental Data
Supplier Finance Program, Payment Timing, Period	180 days
United States
Supplemental Data
Property, Plant and Equipment, Net	$ 4,400	$ 4,400
Kimberly-Clark de Mexico, S.A.B. de C.V. and subsidiaries
Supplemental Data
Equity Method Investment, Ownership Percentage	47.90%
Investments in Equity Companies	$ 256
Equity Method Investments, Fair Value Disclosure	$ 2,000